Financial Instruments (Details) - Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts (Parentheticals) - USD (5% movement) [Member]
12 Months Ended
Dec. 31, 2021
Financial Instruments (Details) - Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts (Parentheticals) [Line Items]
Movement percentage Strengthening	5.00%
Movement percentage Weakening	5.00%